Employee Related Obligations	12 Months Ended
Dec. 29, 2013
Compensation Related Costs [Abstract]
Employee Related Obligations
Employee Related Obligations
At the end of 2013 and 2012, employee related obligations recorded on the Consolidated Balance Sheets were:

(Dollars in Millions)	2013	2012
Pension benefits	$2,950	4,488
Postretirement benefits	2,655	2,789
Postemployment benefits	1,872	1,452
Deferred compensation	693	747
Total employee obligations	8,170	9,476
Less current benefits payable	386	394
Employee related obligations — non-current	$7,784	9,082

Prepaid employee related obligations of $2,363 million and $194 million for 2013 and 2012, respectively, are included in other assets on the Consolidated Balance Sheets.